SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Issued		0	100,005		100,005
Weighted Average Exercise Price, Issued					$ 0.42
Time-based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning Balance				100,005
Weighted Average Exercise Price, Beginning				$ 0.42
Weighted average remaining contractual life(in years)				9 years 3 months 18 days	9 years 8 months 19 days
Aggregate Intrinsic Value Beginning
Number of Options, Issued				363,239	100,005
Weighted Average Exercise Price, Issued				$ 2.07	$ 0.42
Weighted average remaining contractual life(in years), Issued				9 years 5 months 4 days	10 years
Number of Options, Exercised				(9,433)
Weighted Average Exercise Price, Exercised				$ 0.90
Number of Options, Exercised/Forfeited
Weighted Average Exercise Price, Expired/Forfeited
Number of Options, Ending Balance		453,811		453,811	100,005
Weighted Average Exercise Price, Ending		$ 1.70		$ 1.70	$ 0.42
Aggregate Intrinsic Value Ending		$ 16,672		$ 16,672
Number of Options, Vested and exercisable		207,825		207,825	100,005
Weighted Average Exercise Price, Vested and exercisable		$ 1.20		$ 1.20	$ 0.42
Weighted average remaining contractual life(in years) Vested and exercisable				9 years 1 month 20 days	9 years 8 months 19 days
Aggregate Intrinsic Value, Vested and exercisable		$ 16,672		$ 16,672
Number of Options, Exercised				9,433
Perforamance Based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning Balance
Weighted Average Exercise Price, Beginning
Weighted average remaining contractual life(in years)				9 years 4 months 9 days
Aggregate Intrinsic Value Beginning
Number of Options, Issued				944,000
Weighted Average Exercise Price, Issued				$ 1.45
Weighted average remaining contractual life(in years), Issued				9 years 4 months 9 days
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Exercised/Forfeited
Weighted Average Exercise Price, Expired/Forfeited
Number of Options, Ending Balance		944,000		944,000
Weighted Average Exercise Price, Ending		$ 1.45		$ 1.45
Aggregate Intrinsic Value Ending
Number of Options, Vested and exercisable
Weighted Average Exercise Price, Vested and exercisable
Aggregate Intrinsic Value, Vested and exercisable
Number of Options, Exercised